Income tax (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income tax [Abstract]
Current income tax charge	$ (49,291)	$ (41,927)	$ (111,371)
Deferred income tax charge (Note 18)	(17,980)	(5,936)	(391)
Income tax	$ (67,271)	$ (47,863)	$ (111,762)